Average Annual Total Returns - Nationwide Investor Destinations Moderately Conservative	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 5 Years	Service Class Shares 10 Years	Morningstar® Moderately Conservative Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Morningstar® Moderately Conservative Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Morningstar® Moderately Conservative Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	3.49%	5.81%	5.19%	1.95%	4.00%	3.66%	2.12%	3.95%	3.66%	7.94%	6.30%	5.06%	9.34%	6.72%	5.47%	10.00%	7.43%	6.16%	10.00%	7.32%	5.95%	9.70%	7.00%	5.74%	11.83%	8.16%	6.47%